Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Disclosure of voluntary change in accounting policy [abstract]
Summary of Significant Accounting Policies

Note 4	Summary of Significant Accounting Policies
The accounting policies used for these interim financial statements are the same as those used for the most recent consolidated annual financial statements